UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Spectrum Income Fund

Investor Class (RPSIX)

This annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - Investor Class	$55	0.53%

What drove fund performance during the past 12 months?

  U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year. Bonds in developed non-U.S. markets produced positive returns in U.S. dollar terms, helped by a weaker dollar versus major non-U.S. currencies. Emerging markets bonds produced strong positive returns in U.S. dollar terms. Bonds denominated in local currencies generally outperformed dollar-denominated bonds, as many emerging markets currencies appreciated versus the dollar.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dollar-denominated emerging markets bonds. Similarly, the inclusion of U.S. high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to dollar-hedged international bonds was detrimental to results over the period. A diversifying exposure to global unconstrained bonds also weighed on relative performance.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, and money market funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,368	10,303
2016	10,696	10,531
2016	10,961	10,580
2016	10,818	10,265
2017	11,049	10,349
2017	11,256	10,498
2017	11,455	10,587
2017	11,578	10,628
2018	11,524	10,473
2018	11,374	10,456
2018	11,446	10,458
2018	11,274	10,630
2019	11,797	10,942
2019	12,163	11,279
2019	12,333	11,535
2019	12,576	11,556
2020	11,406	11,920
2020	12,318	12,265
2020	12,591	12,341
2020	13,338	12,424
2021	13,346	12,005
2021	13,630	12,224
2021	13,610	12,231
2021	13,684	12,232
2022	13,189	11,506
2022	12,210	10,966
2022	11,728	10,445
2022	12,235	10,641
2023	12,552	10,956
2023	12,615	10,863
2023	12,351	10,512
2023	13,201	11,229
2024	13,299	11,142
2024	13,341	11,149
2024	13,944	11,728
2024	13,731	11,369
2025	14,020	11,685
2025	14,317	11,826
2025	14,619	12,067
2025	14,806	12,199

202501-4140694, 202601-5112775

F88-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Income Fund (Investor Class)	7.83%	2.11%	4.00%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	7.30	-0.36	2.01

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,064,419
  Number of Portfolio Holdings394
  Investment Advisory Fees Paid (000s)$25,019
  Portfolio Turnover Rate88.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bond Funds	90.8%
Asset-Backed Securities	4.3
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Treasury Obligations	0.2
U.S. Government & Agency Mortgage-Backed Securities	0.1
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.7%
T. Rowe Price U.S. High Yield ETF	11.5
T. Rowe Price Floating Rate Fund	10.2
T. Rowe Price QM U.S. Bond ETF	9.7
T. Rowe Price Emerging Markets Bond Fund	7.1
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	3.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Income Fund

Investor Class (RPSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Spectrum Income Fund

I Class (TSPNX)

This annual shareholder report contains important information about Spectrum Income Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Income Fund - I Class	$40	0.38%

What drove fund performance during the past 12 months?

  U.S. bonds produced positive returns in 2025. Treasury bill yields, which tend to track the federal funds target rate, declined as the Federal Reserve reduced the fed funds rate three times in the final months of the year. Bonds in developed non-U.S. markets produced positive returns in U.S. dollar terms, helped by a weaker dollar versus major non-U.S. currencies. Emerging markets bonds produced strong positive returns in U.S. dollar terms. Bonds denominated in local currencies generally outperformed dollar-denominated bonds, as many emerging markets currencies appreciated versus the dollar.

  Versus the Bloomberg U.S. Aggregate Bond Index, results were supported by an out-of-benchmark exposure to dollar-denominated emerging markets bonds. Similarly, the inclusion of U.S. high yield bonds as a diversifying exposure within the fund was additive during the period.

  On the negative side, an out-of-benchmark exposure to dollar-hedged international bonds was detrimental to results over the period. A diversifying exposure to global unconstrained bonds also weighed on relative performance.

  The Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation. The fund invests in a diversified group of underlying T. Rowe Price domestic bond funds, foreign bond funds, and money market funds. The diversifying sectors also provide exposures to key attributes that aim to support the overall portfolio’s risk and return profile over a range of market environments.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
5/3/21	500,000	500,000
6/30/21	503,039	504,893
9/30/21	502,899	505,154
12/31/21	505,825	505,213
3/31/22	487,736	475,234
6/30/22	451,733	452,929
9/30/22	434,078	431,404
12/31/22	452,584	439,484
3/31/23	464,500	452,502
6/30/23	466,982	448,681
9/30/23	457,383	434,184
12/31/23	489,465	463,783
3/31/24	493,279	460,185
6/30/24	494,586	460,485
9/30/24	517,582	484,412
12/31/24	509,878	469,581
3/31/25	520,796	482,640
6/30/25	532,038	488,465
9/30/25	542,977	498,381
12/31/25	550,613	503,865

202501-4140694, 202601-5112775

F1456-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Income Fund (I Class)	7.99%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	7.30	0.17

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,064,419
  Number of Portfolio Holdings394
  Investment Advisory Fees Paid (000s)$25,019
  Portfolio Turnover Rate88.4%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Bond Funds	90.8%
Asset-Backed Securities	4.3
Non-U.S. Government Mortgage-Backed Securities	2.4
U.S. Treasury Obligations	0.2
U.S. Government & Agency Mortgage-Backed Securities	0.1
Short-Term and Other	2.2

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price High Yield Fund	13.7%
T. Rowe Price U.S. High Yield ETF	11.5
T. Rowe Price Floating Rate Fund	10.2
T. Rowe Price QM U.S. Bond ETF	9.7
T. Rowe Price Emerging Markets Bond Fund	7.1
T. Rowe Price Total Return ETF	7.1
T. Rowe Price International Bond Fund (USD Hedged)	5.7
T. Rowe Price Dynamic Credit Fund	5.1
T. Rowe Price Dynamic Global Bond Fund	5.0
T. Rowe Price Emerging Markets Local Currency Bond Fund	3.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Spectrum Income Fund

I Class (TSPNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$14,377
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPSIX Spectrum Income Fund
TSPNX Spectrum Income Fund–
.
I Class

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 11.18 $ 11.30 $ 10.94 $ 12.83 $ 13.00
Investment activities
Net investment income
(1)(2)
0.62 0.50 0.43 0.34 0.33
Net realized and unrealized
gain/loss 0.24 (0.06) 0.41 (1.69) —
(3)
Total from investment
activities 0.86 0.44 0.84 (1.35) 0.33
Distributions
Net investment income (0.64) (0.51) (0.48) (0.39) (0.34)
Net realized gain — (0.05) — (0.15) (0.16)
Total distributions (0.64) (0.56) (0.48) (0.54) (0.50)
NET ASSET VALUE
End of period $ 11.40 $ 11.18 $ 11.30 $ 10.94 $ 12.83
Ratios/Supplemental Data
Total return
(2)(4)
7.83% 4.02% 7.89% (10.59)% 2.59%
Ratios to average net assets:
(2)
Gross expenses before
payments by Price Associates 0.61% 0.62% 0.62% 0.62% 0.45%
Net expenses after payments
by Price Associates 0.53% 0.61% 0.62% 0.62% 0.45%
Weighted average net
expenses of underlying Price
Funds
(5)
0.00% 0.00% 0.00% 0.00% 0.14%
Effective net expenses 0.53% 0.61% 0.62% 0.62% 0.59%
Net investment income 5.49% 4.45% 3.92% 2.88% 2.52%
Portfolio turnover rate 88.4% 38.7% 23.6% 20.7% 15.1%
Net assets, end of period (in
millions) $1,527 $1,620 $1,869 $1,983 $4,778
0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates. Effective March
24, 2021, the fund began charging an all-inclusive management fee based on the class'
average daily net assets. On that same date, the fund converted its investments from each underlying Price Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price
Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 11.19 $ 11.31 $ 10.94 $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.64 0.52 0.45 0.38 0.24
Net realized and unrealized
gain/loss 0.23 (0.06) 0.42 (1.72) (0.09)
(4)
Total from investment
activities 0.87 0.46 0.87 (1.34) 0.15
Distributions
Net investment income (0.65) (0.53) (0.50) (0.41) (0.25)
Net realized gain — (0.05) — (0.15) (0.16)
Total distributions (0.65) (0.58) (0.50) (0.56) (0.41)
NET ASSET VALUE
End of period $ 11.41 $ 11.19 $ 11.31 $ 10.94 $ 12.84

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(5)
7.99% 4.17% 8.15% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before
payments by Price
Associates 0.46% 0.47% 0.47% 0.47% 0.47%
(6)
Net expenses after payments
by Price Associates 0.38% 0.46% 0.47% 0.47% 0.47%
(6)
Net investment income 5.66% 4.65% 4.09% 3.33% 2.79%
(6)
Portfolio turnover rate 88.4% 38.7% 23.6% 20.7% 15.1%
Net assets, end of period (in
millions) $4,537 $4,274 $4,099 $3,945 $2,422
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
December 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  4.3%
Affirm Asset Securitization Trust
Series 2025-X1, Class A
5.08%, 4/15/30 (1) 996,779 998
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 800,000 801
Affirm Asset Securitization Trust
Series 2025-X2, Class C
4.93%, 10/15/30 (1) 850,000 852
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 735,000 740
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 1,395,000 1,404
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 935,000 938
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 875,000 875
AIMCO
Series 2024-21A, Class B, CLO, FRN
3M TSFR + 1.92%, 5.804%, 4/18/37 (1) 380,000 381
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class D
6.315%, 5/17/32 (1) 474,380 483
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 581,008 586
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 790,420 793
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 790,420 795
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  1,770,000 1,755
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32%, 4/18/28  300,000 302
AMSR Trust
Series 2021-SFR2, Class D
2.278%, 8/17/38 (1) 2,185,000 2,147

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 435,000 444
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class C
5.55%, 1/21/31 (1) 340,000 347
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 100,000 102
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 870,000 871
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.719%, 10/22/34 (1) 1,675,000 1,675
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 2,983,678 2,906
ARI Fleet Lease Trust
Series 2025-B, Class A3
4.60%, 3/15/34 (1) 1,770,000 1,794
Auxilior Term Funding
Series 2023-1A, Class D
7.27%, 12/16/30 (1) 2,130,000 2,208
Avis Budget Rental Car Funding AESOP
Series 2020-2A, Class B
2.96%, 2/20/27 (1) 586,667 586
Avis Budget Rental Car Funding AESOP
Series 2021-2A, Class D
4.08%, 2/20/28 (1) 875,000 862
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2023-1A, Class A
5.25%, 4/20/29 (1) 315,000 322
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 1,730,000 1,783
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 930,000 929
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 940,000 943

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.512%, 7/17/35 (1) 450,000 450
Barings I
Series 2024-1A, Class B, CLO, FRN
3M TSFR + 2.10%, 5.984%, 1/20/37 (1) 390,000 390
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.514%, 1/18/35 (1) 1,750,000 1,749
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.481%, 1/24/35 (1) 2,100,000 2,100
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 7/15/34 (1) 1,755,000 1,756
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class D, FRN
SOFR30A + 2.05%, 5.924%, 12/26/31 (1) 1,475,476 1,485
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class E, FRN
SOFR30A + 3.60%, 7.474%, 12/26/31 (1) 491,825 497
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.174%, 7/27/48 (1) 963,242 965
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.574%, 7/27/48 (1) 1,556,006 1,556
Benefit Street Partners XXV
Series 2021-25A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.355%, 1/15/35 (1) 765,000 765
BlueMountain
Series 2018-3A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.708%, 10/25/30 (1) 2,500,000 2,504
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  100,000 99
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  165,000 165
CarMax Auto Owner Trust
Series 2022-2, Class D
4.75%, 10/16/28  365,000 366
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  110,000 112

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  35,000 36
CarMax Auto Owner Trust
Series 2025-2, Class B
4.96%, 11/15/30  440,000 449
CarMax Auto Owner Trust
Series 2025-2, Class C
5.16%, 1/15/31  500,000 508
CarMax Auto Owner Trust
Series 2025-4, Class B
4.42%, 7/15/31  1,050,000 1,054
CarMax Auto Owner Trust
Series 2025-4, Class C
4.81%, 9/15/31  1,050,000 1,051
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  150,000 152
Carvana Auto Receivables Trust
Series 2021-N4, Class A2
1.80%, 9/11/28  100,431 99
Carvana Auto Receivables Trust
Series 2021-P3, Class D
2.25%, 9/11/28  1,835,000 1,778
Carvana Auto Receivables Trust
Series 2023-P4, Class C
6.55%, 12/10/29 (1) 99,000 104
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 2,500,000 2,548
Carvana Auto Receivables Trust
Series 2024-P4, Class C
5.10%, 5/12/31  2,150,000 2,180
Carvana Auto Receivables Trust
Series 2025-P2, Class C
5.48%, 11/10/31  1,700,000 1,736
Carvana Auto Receivables Trust
Series 2025-P2, Class D
5.99%, 6/10/33  850,000 865
Carvana Auto Receivables Trust
Series 2025-P3, Class C
4.99%, 1/12/32  1,000,000 997
Carvana Auto Receivables Trust
Series 2025-P3, Class D
5.47%, 9/12/33  1,000,000 997

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  335,000 335
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  276,000 276
CCG Receivables Trust
Series 2025-2, Class C
4.68%, 8/15/34 (1) 445,000 446
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 2,696,897 2,717
Chase Auto Owner Trust
Series 2025-1A, Class C
4.93%, 12/26/30 (1) 1,000,000 1,016
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 125,000 90
CyrusOne Data Centers Issuer I
Series 2023-1A, Class A2
4.30%, 4/20/48 (1) 597,000 589
Dell Equipment Finance Trust
Series 2023-2, Class B
5.77%, 1/22/29 (1) 1,970,000 1,978
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 350,000 356
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 225,000 227
Dell Equipment Finance Trust
Series 2025-1, Class B
4.96%, 2/24/31 (1) 935,000 949
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 1,380,000 1,402
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 513,000 513
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,045,000 1,045
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 665,208 659

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Drive Auto Receivables Trust
Series 2024-2, Class D
4.94%, 5/17/32  1,685,000 1,699
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  1,000,000 999
Drive Auto Receivables Trust
Series 2025-2, Class D
4.90%, 12/15/32  1,000,000 1,000
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,492,295 1,446
Elara Hgv Timeshare Issuer
Series 2025-A, Class B
4.81%, 1/25/40 (1) 839,845 841
Elara Hgv Timeshare Issuer
Series 2025-A, Class C
5.30%, 1/25/40 (1) 839,845 839
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 735,633 758
Empower
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.60%, 5.458%, 4/25/38 (1) 2,625,000 2,627
Empower
Series 2023-1A, Class BR, CLO, FRN
3M TSFR + 2.00%, 5.858%, 4/25/38 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-4, Class A3
4.56%, 11/20/28 (1) 331,000 334
Enterprise Fleet Financing
Series 2025-2, Class A4
4.58%, 12/22/31 (1) 1,250,000 1,270
Exeter Automobile Receivables Trust
Series 2023-4A, Class C
6.51%, 8/15/28  1,764,612 1,775
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,055,000 1,060
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  1,060,000 1,063
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  835,000 837

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  835,000 837
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  1,400,000 1,413
Exeter Select Automobile Receivables Trust
Series 2025-1, Class C
5.40%, 8/15/31  1,400,000 1,423
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,050,000 1,058
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  1,050,000 1,059
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  550,000 550
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  520,000 525
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  100,000 101
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  275,000 277
Ford Credit Auto Owner Trust
Series 2021-1, Class C
1.91%, 10/17/33 (1) 400,000 397
Ford Credit Auto Owner Trust
Series 2021-2, Class C
2.11%, 5/15/34 (1) 200,000 196
Ford Credit Auto Owner Trust
Series 2021-2, Class D
2.60%, 5/15/34 (1) 1,805,000 1,770
Ford Credit Auto Owner Trust
Series 2023-1, Class C
5.58%, 8/15/35 (1) 1,700,000 1,737
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 340,000 354
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class D
6.62%, 5/15/28 (1) 1,140,000 1,148

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Ford Credit Floorplan Master Owner Trust A
Series 2024-1, Class B
5.48%, 4/15/29 (1) 200,000 203
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class B
4.84%, 4/15/30  3,460,000 3,506
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  1,045,000 1,047
Fortress Credit BSL VIII
Series 2019-2A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.47%, 10/20/32 (1) 455,000 455
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.43%, 4/23/36 (1) 1,755,000 1,754
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,955,000 2,013
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 2,250,000 2,320
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 25,126 28
GM Financial Automobile Leasing Trust
Series 2024-1, Class B
5.33%, 3/20/28  887,000 893
GM Financial Automobile Leasing Trust
Series 2025-2, Class B
4.80%, 4/20/29  1,250,000 1,264
GM Financial Automobile Leasing Trust
Series 2025-2, Class C
5.04%, 10/22/29  1,200,000 1,214
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class C
1.94%, 4/17/28  75,000 75
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class B
4.62%, 5/16/31  1,000,000 1,008
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 10/18/32  710,000 716
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 275,000 277

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Golub Capital Partners B
Series 2024-76A, Class B, CLO, FRN
3M TSFR + 1.67%, 5.528%, 10/25/37 (1) 250,000 250
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 2,100,000 2,085
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,043,100 1,041
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.234%, 1/20/38 (1) 1,000,000 1,002
Halseypoint 7
Series 2023-7A, Class A1R, CLO, FRN
3M TSFR + 1.45%, 5.334%, 7/20/38 (1) 1,750,000 1,753
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/31 (1) 2,050,000 2,047
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,082,238 2,071
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 4,180,000 4,045
Hilton Grand Vacations Trust
Series 2020-AA, Class B
4.22%, 2/25/39 (1) 78,897 79
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 215,000 217
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 804,617 818
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 1,652,567 1,670
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 949,191 955
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class C, FRN
SOFR30A + 2.35%, 6.268%, 9/20/33 (1) 794,671 796
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 1,050,000 1,064

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Hyundai Auto Receivables Trust
Series 2025-B, Class C
4.92%, 7/15/32  1,750,000 1,784
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 2,909,125 2,816
KKR
Series 26, Class ARR, CLO, FRN
3M TSFR + 1.10%, 5.005%, 10/15/34 (1) 1,100,000 1,100
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.655%, 7/15/34 (1) 1,875,000 1,876
M&T Equipment Notes
Series 2024-1A, Class A4
4.94%, 8/18/31 (1) 40,000 41
M&T Equipment Notes
Series 2025-1A, Class A3
4.78%, 9/17/29 (1) 1,735,000 1,756
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.608%, 10/25/37 (1) 265,000 265
Madison Park Funding XLV
Series 2020-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 7/15/34 (1) 355,000 355
Madison Park Funding XXXIX
Series 2021-39A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.607%, 10/22/34 (1) 1,300,000 1,302
Madison Park Funding XXXV
Series 2019-35A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.546%, 4/20/32 (1) 2,500,000 2,502
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 5.696%, 10/20/30 (1) 2,350,000 2,350
MMAF Equipment Finance
Series 2023-A, Class A4
5.50%, 12/13/38 (1) 649,000 663
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 38,944 39
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 416,839 429
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 60,750 62

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
MVW
Series 2025-1A, Class A
4.97%, 9/22/42 (1) 851,906 863
MVW
Series 2025-1A, Class C
5.75%, 9/22/42 (1) 1,985,024 2,004
Navient Education Loan Trust
Series 2025-A, Class A
5.02%, 7/15/55 (1) 803,452 812
Navient Education Loan Trust
Series 2025-A, Class B
5.32%, 7/15/55 (1) 900,000 909
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2B, FRN
1M TSFR + 1.164%, 4.915%, 12/15/59 (1) 305,559 305
Navient Private Education Refi Loan Trust
Series 2021-GA, Class B
2.55%, 4/15/70 (1) 1,750,000 1,318
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51%, 10/15/71 (1) 1,204,148 1,238
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 1,267,000 1,273
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 1,050,000 1,051
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 1,045,000 1,047
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 1,692,331 1,589
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  815,000 830
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 254,652 256
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 445,758 448
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.423%, 6/15/31 (1) 2,100,000 2,103

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 5.425%, 4/15/37 (1) 1,790,000 1,792
Octane Receivables Trust
Series 2022-1A, Class C
5.21%, 8/21/28 (1) 208,801 209
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,695,000 1,728
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 720,792 731
Octane Receivables Trust
Series 2024-RVM1, Class C
5.52%, 1/22/46 (1) 250,000 254
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 505,000 506
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 545,000 546
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.588%, 7/30/37 (1) 1,750,000 1,751
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.515%, 7/24/31 (1) 1,185,000 1,188
PEAC Solutions Receivables
Series 2024-1A, Class A2
5.79%, 6/21/27 (1) 878,696 886
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 110,000 112
Planet Fitness Master Issuer
Series 2025-1A, Class A2I
5.274%, 12/6/55 (1) 1,250,000 1,255
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 1,545,000 1,566
Post Road Equipment Finance
Series 2025-1A, Class B
5.04%, 5/15/31 (1) 2,000,000 2,031
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 1,750,000 1,738

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 2,042,500 2,017
Progress Residential Trust
Series 2021-SFR8, Class D
2.082%, 10/17/38 (1) 600,000 589
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 1,820,000 1,789
Progress Residential Trust
Series 2025-SFR2, Class A
3.305%, 4/17/42 (1) 1,868,863 1,782
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 1,955,000 1,894
Regatta XVI Funding
Series 2019-2A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.805%, 1/15/33 (1) 650,000 650
Regatta XX Funding
Series 2021-2A, Class BR, CLO, FRN
3M TSFR + 1.55%, 5.455%, 1/15/38 (1) 1,000,000 999
Rockford Tower
Series 2019-2A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.539%, 8/20/32 (1) 2,100,000 2,103
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 860,000 847
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,596,498 1,623
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 595,862 609
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.911%, 1/18/33 (1) 823,213 831
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 430,000 431
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 715,000 717
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class D
5.151%, 1/16/34 (1) 675,000 676

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2024-2, Class B
5.78%, 7/16/29  2,220,000 2,247
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  840,000 841
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 2,051,815 2,053
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 2,745,000 2,756
SCF Equipment Leasing
Series 2023-1A, Class C
6.77%, 8/22/33 (1) 1,685,000 1,754
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 160,000 163
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 1,401,488 1,400
Securitized Term Auto Receivables Trust
Series 2025-A, Class C
5.185%, 7/25/31 (1) 115,147 116
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 930,599 939
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 930,599 938
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 1,528,875 1,455
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B
5.71%, 1/22/30 (1) 80,000 82
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class C
5.97%, 2/20/31 (1) 470,000 483
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 30,000 30
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class B
4.44%, 11/20/31 (1) 850,000 853

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2025-3A, Class C
4.64%, 11/21/33 (1) 575,000 576
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.434%, 7/20/34 (1) 350,000 350
Sierra Timeshare Receivables Funding
Series 2022-1A, Class B
3.55%, 10/20/38 (1) 347,199 344
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 111,480 113
Sierra Timeshare Receivables Funding
Series 2023-3A, Class A
6.10%, 9/20/40 (1) 32,856 34
Sierra Timeshare Receivables Funding
Series 2024-1A, Class D
8.02%, 1/20/43 (1) 733,021 750
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 935,140 937
Sierra Timeshare Receivables Funding
Series 2025-3A, Class D
6.54%, 8/22/44 (1) 935,140 938
SMB Private Education Loan Trust
Series 2015-C, Class C
4.50%, 9/17/46 (1) 1,290,000 1,287
SMB Private Education Loan Trust
Series 2019-B, Class A2B, FRN
1M TSFR + 1.114%, 4.865%, 6/15/37 (1) 95,404 96
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.595%, 1/15/53 (1) 1,573,475 1,558
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 1,629,316 1,653
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,158,400 2,136
Sonic Capital
Series 2021-1A, Class A2I
2.19%, 8/20/51 (1) 2,254,913 2,100
Sound Point IX
Series 2015-2A, Class ARRR, CLO, FRN
3M TSFR + 1.472%, 5.356%, 7/20/32 (1) 569,667 570

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A4
4.50%, 3/20/29 (1) 650,000 656
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class B
4.74%, 4/20/29 (1) 1,700,000 1,718
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class C
5.08%, 8/20/29 (1) 560,000 567
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 900,000 904
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 1,050,000 1,051
Symphony 39
Series 2023-39A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.558%, 1/25/38 (1) 500,000 500
Symphony 43
Series 2024-43A, Class A1, CLO, FRN
3M TSFR + 1.52%, 5.425%, 4/15/37 (1) 1,750,000 1,753
Taco Bell Funding
Series 2025-1A, Class A2I
4.821%, 8/25/55 (1) 470,000 467
THL Credit Wind River
Series 2019-3A, Class BR3, CLO, FRN
3M TSFR + 1.70%, 5.492%, 1/15/38 (1) 2,100,000 2,099
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 5.634%, 1/20/32 (1) 1,325,000 1,326
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.968%, 1/25/34 (1) 2,100,000 2,099
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 509,222 514
USB Auto Owner Trust
Series 2025-1A, Class C
4.96%, 3/17/31 (1) 1,215,000 1,232
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 600,437 612
Verizon Master Trust
Series 2024-2, Class C
5.32%, 12/22/31 (1) 960,000 986

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Verizon Master Trust
Series 2024-5, Class A
5.00%, 6/21/32 (1) 285,000 294
Verizon Master Trust
Series 2024-5, Class B
5.25%, 6/21/32 (1) 125,000 129
Verizon Master Trust
Series 2024-6, Class C
4.67%, 8/20/30  175,000 176
Verizon Master Trust
Series 2025-5, Class C
4.84%, 6/20/31  1,400,000 1,415
Voya
Series 2018-2A, Class C1, CLO, FRN
3M TSFR + 2.112%, 6.016%, 7/15/31 (1) 2,400,000 2,401
Wellfleet
Series 2019-1A, Class A2RR, CLO, FRN
3M TSFR + 1.50%, 5.384%, 7/20/32 (1) 1,420,000 1,419
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 4/20/34 (1) 1,380,000 1,382
Wheels Fleet Lease Funding 1
Series 2024-2A, Class A1
4.87%, 6/21/39 (1) 577,114 583
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 1,750,000 1,761
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 650,000 651
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 1,040,000 1,042
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 631,950 596
Total Asset-Backed Securities (Cost $261,729) 263,264
BOND FUNDS  90.8%
T. Rowe Price Dynamic Credit Fund, Z Class, 8.40% (2)(3) 34,829,198 306,149
T. Rowe Price Dynamic Global Bond Fund, Z Class, 6.40% (2)
(3) 39,828,197 301,101
T. Rowe Price Emerging Markets Bond Fund, Z Class,
6.40% (2)(3) 43,903,766 432,452
T. Rowe Price Emerging Markets Corporate Bond Fund, Z
Class, 6.39% (2)(3) 12,579,234 118,245

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
T. Rowe Price Emerging Markets Local Currency Bond Fund, Z
Class, 6.97% (2)(3) 44,622,824 228,469
T. Rowe Price Floating Rate Fund, Z Class, 7.12% (2)(3) 66,623,316 616,266
T. Rowe Price High Yield Fund, Z Class, 6.57% (2)(3) 137,730,152 827,758
T. Rowe Price Inflation Protected Bond Fund, Z Class,
4.40% (2)(3) 11,737,421 120,426
T. Rowe Price International Bond Fund, Z Class, 4.05% (2)(3) 14,156,180 102,349
T. Rowe Price International Bond Fund (USD Hedged), Z Class,
4.04% (2)(3) 40,280,941 344,805
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Z
Class, 3.96% (2)(3) 24,858,962 115,843
T. Rowe Price QM U.S. Bond ETF, 4.38% (2)(3) 13,725,001 590,724
T. Rowe Price Short-Term Bond Fund, Z Class, 4.39% (2)(3) 26,719,978 124,248
T. Rowe Price Total Return ETF, 4.92% (2)(3) 10,500,001 428,027
T. Rowe Price U.S. High Yield ETF, 6.16% (2)(3) 13,383,501 699,355
T. Rowe Price U.S. Treasury Intermediate Index Fund, Z Class,
3.87% (2)(3) 102,023 524
T. Rowe Price U.S. Treasury Long-Term Index Fund, Z Class,
4.85% (2)(3) 21,152,378 152,085
Total Bond Funds (Cost $5,442,215) 5,508,826
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.4%
1345T, Series 2025-AOA, Class B, ARM, 1M TSFR + 2.00%,
5.75%, 6/15/42 (1) 500,000 501
1345T, Series 2025-AOA, Class C, ARM, 1M TSFR + 2.25%,
6.00%, 6/15/42 (1) 1,200,000 1,202
ALA Trust, Series 2025-OANA, Class A, ARM, 1M TSFR +
1.743%, 5.494%, 6/15/40 (1) 1,730,000 1,737
Angel Oak Mortgage Trust, Series 2024-10, Class A1, CMO,
STEP, 5.348%, 10/25/69 (1) 205,732 206
Angel Oak Mortgage Trust, Series 2025-4, Class A1, CMO,
STEP, 5.855%, 4/25/70 (1) 1,497,808 1,516
Angel Oak Mortgage Trust, Series 2025-5, Class A1, CMO,
STEP, 5.573%, 4/25/70 (1) 1,470,635 1,484
BAMLL Commercial Mortgage Securities Trust, Series 2018-
PARK, Class A, ARM, 4.091%, 8/10/38 (1) 1,880,000 1,843
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  1,200,000 1,237
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,350,000 2,471
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  970,000 1,020
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,650,000 1,725
Benchmark Mortgage Trust, Series 2023-V3, Class AS, ARM,
7.097%, 7/15/56  1,350,000 1,425

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM,
6.417%, 1/10/57  1,715,000 1,788
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  1,975,000 2,086
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM,
6.628%, 7/15/57  185,000 196
Benchmark Mortgage Trust, Series 2025-V13, Class A4, ARM,
5.815%, 2/15/58  2,495,000 2,620
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%,
4/15/57  1,046,053 1,094
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C,
ARM, 5.451%, 10/10/42 (1) 1,985,000 2,007
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 693,537 638
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM,
6.526%, 5/15/57  2,450,000 2,600
BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.578%,
5/15/58  1,750,000 1,822
BMO Mortgage Trust, Series 2025-C12, Class A5, ARM,
5.871%, 6/15/58  1,730,000 1,852
BMO Mortgage Trust, Series 2025-C13, Class B, ARM, 6.038%,
10/15/58  1,050,000 1,082
BPR Trust, Series 2021-TY, Class A, ARM, 1M TSFR + 1.164%,
4.915%, 9/15/38 (1) 550,000 550
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B,
ARM, 1M TSFR + 1.841%, 5.591%, 5/15/41 (1) 1,607,370 1,611
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.074%, 1/15/42 (1) 2,000,000 1,998
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.15%, 6/15/35 (1) 1,725,000 1,725
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.45%, 12/15/44 (1) 1,045,000 1,046
BX Trust, Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%,
5.85%, 12/15/44 (1) 1,045,000 1,048
Cantor Commercial Real Estate Lending, Series 2019-CF2,
Class B, 3.267%, 11/15/52  365,000 331
CD Mortgage Trust, Series 2019-CD8, Class A4, 2.912%,
8/15/57  340,000 319
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 2,105,000 2,131
Citigroup Commercial Mortgage Trust, Series 2019-GC41,
Class A5, 2.869%, 8/10/56  1,880,000 1,786
COLT Mortgage Loan Trust, Series 2021-4, Class B1, CMO,
ARM, 3.764%, 10/25/66 (1) 500,000 397
COLT Mortgage Loan Trust, Series 2024-6, Class A1, CMO,
STEP, 5.39%, 11/25/69 (1) 1,199,739 1,207

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
COLT Mortgage Loan Trust, Series 2024-INV1, Class A1, CMO,
STEP, 5.903%, 12/25/68 (1) 1,441,313 1,451
COLT Mortgage Loan Trust, Series 2025-10, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 5.074%, 10/25/70 (1) 2,042,252 2,049
Connecticut Avenue Securities Trust, Series 2023-R01, Class
1M1, CMO, ARM, SOFR30A + 2.40%, 6.274%, 12/25/42 (1) 1,787,283 1,823
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 6.174%, 5/25/43 (1) 1,213,028 1,236
Connecticut Avenue Securities Trust, Series 2023-R05, Class
1M1, CMO, ARM, SOFR30A + 1.90%, 5.774%, 6/25/43 (1) 1,203,563 1,213
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.324%, 3/25/45 (1) 1,290,418 1,296
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.874%, 7/25/45 (1) 747,953 749
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM,
5.596%, 6/25/70 (1) 1,533,390 1,547
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 885,371 892
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class
A4, ARM, 4.422%, 11/15/51  585,000 582
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class B,
3.594%, 12/15/52  746,000 696
DBC Mortgage Trust, Series 2025-DBC, Class B, ARM, 1M
TSFR + 1.60%, 5.351%, 11/15/42 (1) 1,700,000 1,702
DBGS Mortgage Trust, Series 2018-C1, Class A2, 4.358%,
10/15/51  554,433 552
DBGS Mortgage Trust, Series 2018-C1, Class A3, 4.197%,
10/15/51  500,000 498
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 1,625,810 1,638
EFMT, Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A +
1.20%, 5.065%, 10/25/70 (1) 2,040,914 2,045
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 441,904 419
Extended Stay America Trust, Series 2025-ESH, Class C, ARM,
1M TSFR + 1.85%, 5.60%, 10/15/42 (1) 990,000 992
Extended Stay America Trust, Series 2025-ESH, Class D, ARM,
1M TSFR + 2.60%, 6.35%, 10/15/42 (1) 990,000 996
Flagstar Mortgage Trust, Series 2019-1INV, Class A11, CMO,
ARM, 1M TSFR + 1.064%, 4.796%, 10/25/49 (1) 131,421 126
FREMF Mortgage Trust, Series 2016-K53, Class B, ARM,
4.277%, 3/25/49 (1) 6,036 6
FREMF Mortgage Trust, Series 2016-K59, Class B, ARM,
3.567%, 11/25/49 (1) 2,383,000 2,364
FREMF Mortgage Trust, Series 2017-K71, Class B, ARM,
3.752%, 11/25/50 (1) 1,550,000 1,527

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM,
3.741%, 7/25/26 (1) 755,000 750
FREMF Mortgage Trust, Series 2020-K737, Class B, ARM,
3.328%, 1/25/53 (1) 210,000 208
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%,
8/25/53 (1) 570,030 580
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 1,432,572 1,442
Grace Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40 (1) 1,700,000 1,520
GS Mortgage Securities Trust, Series 2019-GC40, Class A4,
3.16%, 7/10/52  440,000 420
HILT Commercial Mortgage Trust, Series 2024-ORL, Class A,
ARM, 1M TSFR + 1.541%, 5.291%, 5/15/37 (1) 1,400,000 1,402
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B,
ARM, 1M TSFR + 1.941%, 5.691%, 5/15/37 (1) 350,000 350
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 782,573 789
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 1,515,127 1,525
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 1,500,000 1,555
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (1) 2,298,000 2,272
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class B, ARM, 2.854%, 9/6/38 (1) 1,193,000 1,177
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.017%, 10/25/49 (1) 1,721,688 1,731
JPMorgan Mortgage Trust, Series 2025-DSC1, Class A1, CMO,
ARM, 5.577%, 9/25/65 (1) 1,619,039 1,635
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 858,608 864
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, ARM,
SOFR30A + 1.35%, 5.268%, 3/20/56 (1) 2,036,571 2,037
Manhattan West Mortgage Trust, Series 2020-1MW, Class A,
2.13%, 9/10/39 (1) 1,720,000 1,655
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.342%, 5/15/41 (1) 831,608 829
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class A4, 3.72%, 12/15/49  450,000 446
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  330,000 356
NYC Commercial Mortgage Trust, Series 2025-28L, Class B,
ARM, 5.007%, 11/5/38 (1) 1,675,000 1,678
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 19,089 17

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 109,692 97
OBX Trust, Series 2020-EXP3, Class 2A1B, CMO, ARM, 1M
TSFR + 1.014%, 4.746%, 1/25/60 (1) 2,114,455 2,108
OBX Trust, Series 2021-NQM1, Class A3, CMO, ARM, 1.329%,
2/25/66 (1) 322,674 285
OBX Trust, Series 2024-NQM5, Class A1, CMO, STEP,
5.988%, 1/25/64 (1) 1,346,584 1,358
OBX Trust, Series 2025-NQM7, Class A1, CMO, STEP, 5.56%,
5/25/55 (1) 1,356,424 1,369
PMT Loan Trust, Series 2025-INV5, Class A2, CMO, ARM,
6.00%, 5/25/56 (1) 850,623 866
PMT Loan Trust, Series 2025-INV7, Class A1, CMO, ARM,
6.00%, 6/25/56 (1) 1,012,052 1,031
RCKT Mortgage Trust, Series 2024-CES9, Class A1A, STEP,
5.582%, 12/25/44 (1) 118,173 119
ROCK Trust, Series 2024-CNTR, Class B, 5.93%, 11/13/41 (1) 2,000,000 2,067
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 1,571,760 1,588
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.507%, 11/25/63 (1) 1,447,978 1,452
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
5.301%, 1/15/39 (1) 241,000 240
SREIT Trust, Series 2021-PALM, Class B, ARM, 1M TSFR +
0.924%, 4.674%, 10/15/34 (1) 750,000 749
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.124%, 5/25/44 (1) 3,169,291 3,180
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.124%, 3/25/44 (1) 150,106 151
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.974%, 5/25/45 (1) 2,389,500 2,395
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.974%, 9/25/45 (1) 1,400,928 1,403
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.974%,
10/25/45 (1) 403,534 404
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.15%, 5.024%, 2/25/45 (1) 1,229,965 1,231
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class
A, ARM, 1M TSFR + 1.293%, 5.043%, 4/15/42 (1) 237,000 237
Towd Point Mortgage Trust, Series 2017-1, Class M1, CMO,
ARM, 3.75%, 10/25/56 (1) 1,495,263 1,479
Towd Point Mortgage Trust, Series 2017-3, Class A2, CMO,
ARM, 3.00%, 7/25/57 (1) 340,438 337
Towd Point Mortgage Trust, Series 2019-HY2, Class B1, CMO,
ARM, 1M TSFR + 2.364%, 6.096%, 5/25/58 (1) 190,000 191

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2019-HY3, Class B1, CMO,
ARM, 1M TSFR + 2.114%, 5.846%, 10/25/59 (1) 2,000,000 2,082
Towd Point Mortgage Trust, Series 2022-4, Class A1, CMO,
3.75%, 9/25/62 (1) 1,531,074 1,475
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.857%, 12/25/64 (1) 1,555,024 1,562
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO,
ARM, 4.606%, 10/25/64 (1) 1,634,400 1,626
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.816%, 6/25/65 (1) 1,671,029 1,671
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (1) 2,008,302 2,016
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (1) 1,399,480 1,396
Verus Securitization Trust, Series 2025-2, Class A1, CMO,
STEP, 5.307%, 3/25/70 (1) 1,457,988 1,467
Verus Securitization Trust, Series 2025-3, Class A1, CMO,
STEP, 5.623%, 5/25/70 (1) 1,520,141 1,536
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 5.024%, 9/25/70 (1) 1,803,794 1,805
Wells Fargo Commercial Mortgage Trust, Series 2019-C52,
Class A5, 2.892%, 8/15/52  1,395,000 1,323
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  1,380,000 1,319
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2,
Class A3, ARM, 5.92%, 11/15/57  1,646,120 1,733
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class AS, ARM, 5.582%, 10/15/58  2,000,000 2,061
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $146,145) 147,347
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.1%
U.S. Government Agency Obligations  0.1%
Federal Home Loan Mortgage, CMO, IO, 1.50%, 1/25/51  10,079,624 1,002
Federal National Mortgage Assn., CMO, IO, 2.50%, 4/25/51  11,129,974 1,823
2,825
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $2,841) 2,825

T. ROWE PRICE Spectrum Income Fund

Par/Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  2.2%
T. Rowe Price U.S. Treasury Money Fund, Class Z, 3.85% (2)
(4) 133,117,127 133,117
133,117
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.766%, 2/19/26 (5) 10,000,000 9,953
9,953
Total Short-Term Investments (Cost $143,066) 143,070
Total Investments in Securities
100.0% of Net Assets
(Cost $5,995,996) $ 6,065,332
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $327,167 and represents 5.4% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Seven-day yield
(5) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
FRN Floating Rate Note
IO Interest-only security for which the fund receives interest on notional principal
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,783 U.S. Treasury Notes five year
contracts 3/26 194,890 $ (722)
Long, 11 U.S. Treasury Notes two year contracts 3/26 2,297 1
Long, 127 Ultra U.S. Treasury Notes ten year
contracts 3/26 14,607 (101)
Net payments (receipts) of variation margin to date 588
Variation margin receivable (payable) on open futures contracts $ (234)

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Credit Fund, Z Class,
8.40%  $ (167) $ (1,864) $ 24,342
T. Rowe Price Dynamic Global Bond Fund, Z
Class, 6.40%  (2,198) (2,530) 14,843
T. Rowe Price Emerging Markets Bond Fund,
Z Class, 6.40%  (12,440) 43,528 29,841
T. Rowe Price Emerging Markets Corporate
Bond Fund, Z Class, 6.39%  — 3,027 4,846
T. Rowe Price Emerging Markets Local
Currency Bond Fund, Z Class, 6.97%  (2,798) 23,203 12,975
T. Rowe Price Floating Rate Fund, Z Class,
7.12%  (211) (2,865) 43,684
T. Rowe Price High Yield Fund, Z Class, 6.57%  (6,761) 20,277 61,633
T. Rowe Price Inflation Protected Bond Fund, Z
Class, 4.40%  (25) 926 6,169
T. Rowe Price International Bond Fund, Z
Class, 4.05%  3,679 3,729 1,802
T. Rowe Price International Bond Fund (USD
Hedged), Z Class, 4.04%  (7,454) 8,404 14,104
T. Rowe Price Limited Duration Inflation
Focused Bond Fund, Z Class, 3.96%  (2,007) 3,378 5,588
T. Rowe Price QM U.S. Bond ETF, 4.38%  348 10,028 23,525
T. Rowe Price Short-Term Bond Fund, Z Class,
4.39%  631 1,375 8,279
T. Rowe Price Total Return ETF, 4.92%  — 3,863 19,217
T. Rowe Price U.S. High Yield ETF, 6.16%  — 6,044 44,963
T. Rowe Price U.S. Treasury Intermediate
Index Fund, Z Class, 3.87%  — 17 21
T. Rowe Price U.S. Treasury Long-Term Index
Fund, Z Class, 4.85%  (24,872) 27,833 7,013
T. Rowe Price U.S. Treasury Money Fund,
3.85% — — 6,112

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Affiliates not held at period end (34,790) 48,816 $ 18,259
Totals $ (89,065)# $ 197,189 $ 347,216+

T. ROWE PRICE Spectrum Income Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Corporate
Income Fund - Z Class  $ 261,165 $ 3,999 $ 285,782 $ —
T. Rowe Price Dynamic Credit
Fund, Z Class, 8.40%  303,060 25,650 20,697 306,149
T. Rowe Price Dynamic Global
Bond Fund, Z Class, 6.40%  306,241 20,344 22,954 301,101
T. Rowe Price Emerging
Markets Bond Fund, Z Class,
6.40%  441,862 30,209 83,147 432,452
T. Rowe Price Emerging
Markets Corporate Bond
Fund, Z Class, 6.39%  — 115,218 — 118,245
T. Rowe Price Emerging
Markets Local Currency Bond
Fund, Z Class, 6.97%  183,770 63,294 41,798 228,469
T. Rowe Price Equity Income
Fund, Class Z  161,854 — 75,064 —
T. Rowe Price Floating Rate
Fund, Z Class, 7.12%  335,442 290,340 6,651 616,266
T. Rowe Price GNMA Fund - Z
Class  607,157 5,036 664,408 —
T. Rowe Price High Yield
Fund, Z Class, 6.57%  866,575 61,594 120,688 827,758
T. Rowe Price Inflation
Protected Bond Fund, Z Class,
4.40%  86,459 36,161 3,120 120,426
T. Rowe Price International
Bond Fund, Z Class, 4.05%  167,134 43,310 111,824 102,349
T. Rowe Price International
Bond Fund (USD Hedged), Z
Class, 4.04%  357,388 106,379 127,366 344,805
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund, Z Class, 3.96%  119,266 26,831 33,632 115,843
T. Rowe Price New Income
Fund, Z Class  678,957 8,032 749,762 —
T. Rowe Price QM U.S. Bond
ETF, 4.38%  — 637,385 56,689 590,724
T. Rowe Price Short-Term
Bond Fund, Z Class, 4.39%  313,550 8,252 198,929 124,248

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Total Return
ETF, 4.92%  $ — $ 424,164 $ — $ 428,027
T. Rowe Price Transition Fund  — 150,000 150,000 —
T. Rowe Price U.S. High Yield
ETF, 6.16%  418,545 274,766 — 699,355
T. Rowe Price U.S. Treasury
Intermediate Index Fund, Z
Class, 3.87%  486 21 — 524
T. Rowe Price U.S. Treasury
Long-Term Index Fund, Z
Class, 4.85%  192,790 17,743 86,281 152,085
T. Rowe Price U.S. Treasury
Money Fund, Class Z, 3.85% 83,392  ¤  ¤ 133,117
Total $ 5,641,943^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $347,216 of income distributions from underlying Price Funds.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,575,332.

T. ROWE PRICE Spectrum Income Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,995,996) $ 6,065,332
Receivable for investment securities sold 4,631
Receivable for shares sold 3,913
Interest receivable 1,040
Cash 83
Foreign currency (cost $1) 1
Total assets 6,075,000
Liabilities
Payable for shares redeemed 7,375
Investment management and administrative fees payable 2,513
Variation margin payable on futures contracts 234
Other liabilities 459
Total liabilities 10,581
NET ASSETS $ 6,064,419
Net Assets Consist of:
Total distributable earnings (loss) $ (271,390)
Paid-in capital applicable to 531,794,343 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,335,809
NET ASSETS $ 6,064,419
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,527,256; Shares outstanding:
133,982,981) $ 11.40
I Class
(Net assets: $4,537,163; Shares outstanding:
397,811,362) $ 11.41

T. ROWE PRICE Spectrum Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 347,216
Interest 13,192
Total income 360,408
Expenses
Investment management and administrative expense 29,977
Waived / paid by Price Associates (4,958)
Total expenses 25,019
Net investment income 335,389
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (89,065)
Securities 231
Futures 12,939
Swaps 317
Net realized loss (75,578)
Change in net unrealized gain / loss
Underlying Price Funds 197,189
Securities 2,725
Futures (4,463)
Change in net unrealized gain / loss 195,451
Net realized and unrealized gain / loss 119,873
INCREASE IN NET ASSETS FROM OPERATIONS $ 455,262

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 335,389 $ 272,284
Net realized gain (loss) (75,578) 124,592
Change in net unrealized gain / loss 195,451 (153,714)
Increase in net assets from operations 455,262 243,162
Distributions to shareholders
Net earnings
Investor Class (89,242) (87,527)
I Class (252,805) (215,784)
Decrease in net assets from distributions (342,047) (303,311)
Capital share transactions
*
Shares sold
Investor Class 206,199 184,226
I Class 617,320 652,529
Distributions reinvested
Investor Class 83,273 81,979
I Class 245,517 209,360
Shares redeemed
Investor Class (413,328) (498,784)
I Class (681,858) (643,032)
Increase (decrease) in net assets from capital
share transactions 57,123 (13,722)
Net Assets
Increase (decrease) during period 170,338 (73,871)
Beginning of period 5,894,081 5,967,952
End of period $ 6,064,419 $ 5,894,081
*Share information (000s)
Shares sold
Investor Class 18,239 16,334
I Class 54,451 58,026
Distributions reinvested
Investor Class 7,344 7,278
I Class 21,636 18,565
Shares redeemed
Investor Class (36,485) (44,132)
I Class (60,272) (56,992)
Increase (decrease) in shares outstanding 4,913 (921)

T. ROWE PRICE Spectrum Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Income
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds or exchange-
traded funds (ETFs) (underlying Price Funds) representing specific market segments. In addition, the fund may invest in individual securities on a limited basis. The fund seeks a high level of current income with moderate share price fluctuation.
The fund has two classes of shares as follows: Spectrum Income
Fund (Investor Class) and Spectrum Income Fund – I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from

T. ROWE PRICE Spectrum Income Fund

underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared by each class daily and paid monthly.
A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Spectrum Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Spectrum Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
The fund may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 413,436 $ — $ 413,436
Bond Funds 5,508,826 — — 5,508,826
Short-Term Investments 133,117 9,953 — 143,070
Total Securities 5,641,943 423,389 — 6,065,332
Futures Contracts* 1 — — 1
Total $ 5,641,944 $ 423,389 $ — $ 6,065,333
Liabilities
Futures Contracts* $ 823 $ — $ — $ 823
1
Includes Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Government & Agency Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.
Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2025, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
$ 1
*
Total $ 1
*
Liabilities
Interest rate derivatives
Futures
$ 823
Total $ 823
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/
or centrally cleared derivative contracts, such as futures and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 3,590 $ — $ 3,590
Credit derivatives — 317 317
Equity derivatives 9,349 — 9,349
Total $ 12,939 $ 317 $ 13,256
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 1,028 $ — $ 1,028
Equity derivatives (5,491) — (5,491)
Total $ (4,463) $ — $ (4,463)

T. ROWE PRICE Spectrum Income Fund

the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.  As of December 31, 2025, securities valued at $2,601,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The funds currently invest only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31,
2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 7% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).

T. ROWE PRICE Spectrum Income Fund

Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Spectrum Income Fund

During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

T. ROWE PRICE Spectrum Income Fund

Other  Purchases and sales of the underlying Price Funds and other portfolio securities; other than in-kind transactions, if any, short-term and
U.S. government securities aggregated $5,288,185,000 and $5,232,947,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 342,047 $ 276,982
Long-term capital gain — 26,329
Total distributions $ 342,047 $ 303,311

T. ROWE PRICE Spectrum Income Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
($000s)
Cost of investments $ 6,199,753
Unrealized appreciation $ 137,048
Unrealized depreciation (271,469)
Net unrealized appreciation (depreciation) $ (134,421)
($000s)
Overdistributed ordinary income $ (6,638)
Net unrealized appreciation (depreciation) (134,421)
Loss carryforwards and deferrals (130,331)
Total distributable earnings (loss) $ (271,390)

T. ROWE PRICE Spectrum Income Fund

The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Effective March 1, 2025, under the amended agreement, the fund pays a fee rate of 0.61% for the Investor Class and 0.46% for the I Class. Prior to March 1, 2025, the fund paid a fee rate of 0.62% for the Investor Class and 0.47% for the I Class. The annual all-
inclusive fee covers investment management and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by

T. ROWE PRICE Spectrum Income Fund

each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,319,000 and $3,639,000, for the Investor Class and I Class, respectively, for the year ended December 31, 2025.
At December 31, 2025, the fund held approximately 88% of the outstanding shares of the U.S. High Yield ETF, 78% of the Total Return ETF, 59% of the
Emerging Markets Local Currency Bond Fund, 38% of the QM U.S. Bond ETF,
36% of the Emerging Markets Corporate Bond Fund, 26% of the Dynamic
Credit Fund, 25% of the Inflation Protected Bond Fund, and less than 25% of any other underlying Price Fund.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by
Price Associates, pursuant to the fund’s annual all-inclusive fee agreement.
At December 31, 2025, approximately 68% of the outstanding shares of the
I Class were held by the college savings plans.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price QM U.S. Bond ETF 0.08% $ 406
T. Rowe Price Total Return ETF 0.31% 1,107
T. Rowe Price U.S. High Yield ETF 0.50% 3,445
Total Management Fee Waived $ 4,958

T. ROWE PRICE Spectrum Income Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Spectrum Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and
Shareholders of T. Rowe Price Spectrum Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Income Fund (one of the funds constituting T. Rowe Price Spectrum Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F88-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026